Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,546,191.64

Principal:
Principal Collections	$21,369,056.34
Prepayments in Full	$14,289,700.38
Liquidation Proceeds	$556,230.16
Recoveries	$40,847.89
Sub Total	$36,255,834.77
Collections	$38,802,026.41

Purchase Amounts:
Purchase Amounts Related to Principal	$248,830.24
Purchase Amounts Related to Interest	$1,401.50
Sub Total	$250,231.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,052,258.15

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,052,258.15
Servicing Fee	$635,496.19	$635,496.19	$0.00	$0.00	$38,416,761.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,416,761.96
Interest - Class A-2 Notes	$2,257.77	$2,257.77	$0.00	$0.00	$38,414,504.19
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$38,101,861.69
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$37,954,823.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,954,823.19
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$37,887,349.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,887,349.44
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$37,837,363.61
Third Priority Principal Payment	$374,952.03	$374,952.03	$0.00	$0.00	$37,462,411.58
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,399,271.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,399,271.58
Regular Principal Payment	$34,226,908.59	$34,226,908.59	$0.00	$0.00	$3,172,362.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,172,362.99
Residual Released to Depositor	$0.00	$3,172,362.99	$0.00	$0.00	$0.00
Total		$39,052,258.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$374,952.03
Regular Principal Payment					$34,226,908.59
Total					$34,601,860.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$5,644,413.71	$10.45	$2,257.77	$0.00	$5,646,671.48	$10.45
Class A-3 Notes	$28,957,446.91	$60.98	$312,642.50	$0.66	$29,270,089.41	$61.64
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$34,601,860.62	$21.49	$642,538.35	$0.40	$35,244,398.97	$21.89

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$5,644,413.71	0.0104546	$0.00	0.0000000
Class A-3 Notes	$474,900,000.00	1.0000000	$445,942,553.09	0.9390241
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$727,814,413.71	0.4520390	$693,212,553.09	0.4305481

Pool Information
Weighted Average APR	3.949%	3.945%
Weighted Average Remaining Term	39.88	39.02
Number of Receivables Outstanding	44,930	43,774
Pool Balance	$762,595,430.04	$725,859,675.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$731,022,358.61	$695,869,461.68
Pool Factor	0.4632467	0.4409312

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$10,887,895.14
Yield Supplement Overcollateralization Amount	$29,990,214.20
Targeted Overcollateralization Amount	$32,647,122.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,647,122.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		122	$271,937.04
(Recoveries)		71	$40,847.89
Net Losses for Current Collection Period			$231,089.15
Cumulative Net Losses Last Collection Period			$4,483,818.39
Cumulative Net Losses for all Collection Periods			$4,714,907.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.41%	514	$10,250,376.70
61-90 Days Delinquent	0.12%	38	$886,306.52
91-120 Days Delinquent	0.02%	7	$138,479.72
Over 120 Days Delinquent	0.08%	24	$606,429.03
Total Delinquent Receivables	1.64%	583	$11,881,591.97

Repossession Inventory:
Repossessed in the Current Collection Period		27	$521,189.07
Total Repossessed Inventory		39	$848,457.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4194%
Preceding Collection Period			0.4097%
Current Collection Period			0.3726%
Three Month Average			0.4006%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1734%
Preceding Collection Period			0.1870%
Current Collection Period			0.1576%
Three Month Average			0.1727%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer